Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [Abstract]
Disclosure of income tax expense

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

South African taxation
Normal taxation	—	1	1
Prior year (over) under provision	(1)	—	—
Deferred taxation
Other temporary differences (1)	—	(13)	74
	(1)	(12)	75

Foreign taxation
Normal taxation	115	225	553
Prior year under (over) provision	—	1	8
Deferred taxation
Temporary differences (2)	14	(4)	9
Prior year under (over) provision	—	—	(6)
Change in estimate	4	(2)	(14)
Change in statutory tax rate	2	—	—
	135	220	550

	134	208	625

(1) Included in other temporary differences in South African taxation for the year ended 31 December 2020 are deferred tax assets of $78m, which were derecognised during the fourth quarter of 2020; $9m thereof as part of the disposal of the South African assets and the remaining $69m on consideration of future recoverability.

(2) Temporary differences in Foreign taxation for the six months ended 30 June 2021 include amounts giving rise to deferred tax assets (limited to generated taxable income) at Obuasi of nil (Dec 2020: $7m).